Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,102	$ 1,081	$ 1,106
Medical plans	1,928	1,974	1,915
401(k) match	325	310	309
Pension plan	1,391	960	1,173
Profit-sharing	563	201	118
Other	164	122	219
Total employee benefits	$ 5,473	$ 4,648	$ 4,840